Offsets	Sep. 21, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Green Circle Decarbonize Technology Ltd
Form or Filing Type	F-1
File Number	333-276943
Initial Filing Date	Feb. 08, 2024
Fee Offset Claimed	$ 3,942.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares and securities exercisable for Ordinary Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 25,747,875.00
Termination / Withdrawal Statement	The Registrant initially filed a registration statement on Form F-1 (File No. 333-276943) on February 8, 2024 (the "Prior Registration Statement"). The Registrant paid filing fees from time to time in connection with the Prior Registration Statement and amendments thereto. As of April 28, 2025, the aggregate filing fees paid were $6,893.00, corresponding to the maximum aggregate offering amount of $45,022,875.00 then registered. The Prior Registration Statement was declared effective on December 30, 2025 with a reduced maximum aggregate offering amount of $19,275,000.00 and an associated filing fee of $2,951.00. The primary offering contemplated by the Prior Registration Statement was completed. The securities associated with the fee offset claimed herein were removed by pre-effective amendment and were not offered or sold pursuant to the Prior Registration Statement. Accordingly, $3,942.00 of the previously paid filing fees remains available for offset under Rule 457(p) under the Securities Act of 1933, as amended, and is applied against the filing fee due for this registration statement. The fee offset is traced to $1,593.38 paid with the Form F-1/A filed on April 28, 2025 and $2,348.62 of the $4,259.74 paid with the Form F-1 filed on February 8, 2024.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Green Circle Decarbonize Technology Ltd
Form or Filing Type	F-1
File Number	333-276943
Filing Date	Apr. 28, 2025
Fee Paid with Fee Offset Source	$ 1,395.92
Offset Note	The Registrant initially filed a registration statement on Form F-1 (File No. 333-276943) on February 8, 2024 (the "Prior Registration Statement"). The Registrant paid filing fees from time to time in connection with the Prior Registration Statement and amendments thereto. As of April 28, 2025, the aggregate filing fees paid were $6,893.00, corresponding to the maximum aggregate offering amount of $45,022,875.00 then registered. The Prior Registration Statement was declared effective on December 30, 2025 with a reduced maximum aggregate offering amount of $19,275,000.00 and an associated filing fee of $2,951.00. The primary offering contemplated by the Prior Registration Statement was completed. The securities associated with the fee offset claimed herein were removed by pre-effective amendment and were not offered or sold pursuant to the Prior Registration Statement. Accordingly, $3,942.00 of the previously paid filing fees remains available for offset under Rule 457(p) under the Securities Act of 1933, as amended, and is applied against the filing fee due for this registration statement. The fee offset is traced to $1,593.38 paid with the Form F-1/A filed on April 28, 2025 and $2,348.62 of the $4,259.74 paid with the Form F-1 filed on February 8, 2024.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Green Circle Decarbonize Technology Ltd
Form or Filing Type	F-1
File Number	333-276943
Filing Date	Feb. 08, 2024
Fee Paid with Fee Offset Source	$ 2,546.08
Offset Note	The Registrant initially filed a registration statement on Form F-1 (File No. 333-276943) on February 8, 2024 (the "Prior Registration Statement"). The Registrant paid filing fees from time to time in connection with the Prior Registration Statement and amendments thereto. As of April 28, 2025, the aggregate filing fees paid were $6,893.00, corresponding to the maximum aggregate offering amount of $45,022,875.00 then registered. The Prior Registration Statement was declared effective on December 30, 2025 with a reduced maximum aggregate offering amount of $19,275,000.00 and an associated filing fee of $2,951.00. The primary offering contemplated by the Prior Registration Statement was completed. The securities associated with the fee offset claimed herein were removed by pre-effective amendment and were not offered or sold pursuant to the Prior Registration Statement. Accordingly, $3,942.00 of the previously paid filing fees remains available for offset under Rule 457(p) under the Securities Act of 1933, as amended, and is applied against the filing fee due for this registration statement. The fee offset is traced to $1,593.38 paid with the Form F-1/A filed on April 28, 2025 and $2,348.62 of the $4,259.74 paid with the Form F-1 filed on February 8, 2024.